CONSOLIDATED STATEMENT OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit (Loss) for the year	$ 57,757,000	$ 102,667,000	$ (17,837,000)
Adjustments for:
Income tax expense	111,762,000	106,240,000	43,145,000
Depreciation	105,532,000	92,240,000	74,885,000
Loss on disposal of property, plant and equipment	143,000	272,000	190,000
Impairment loss reversed for non-financial assets	7,559,000	(4,982,000)	0
Write-off of unsuccessful exploration efforts	18,290,000	26,389,000	5,834,000
Accrual of borrowing's interests	29,573,000	30,444,000	28,879,000
Borrowings cancellation costs	0	0	17,575,000
Amortization of other long-term liabilities	(429,000)	(1,005,000)	(657,000)
Unwinding of long-term liabilities	4,560,000	3,505,000	2,779,000
Accrual of share-based payment	2,717,000	5,446,000	4,075,000
Foreign exchange loss	2,446,000	11,323,000	2,193,000
Unrealized loss (gain) on commodity risk management contracts	26,411,000	(42,271,000)	13,300,000
Income tax paid	(88,638,000)	(67,704,000)	(6,925,000)
Changes in working capital	(42,254,000)	(6,358,000)	(25,278,000)
Cash flows from operating activities - net	235,429,000	256,206,000	142,158,000
Cash flows from investing activities
Purchase of property, plant and equipment	(126,316,000)	(124,744,000)	(105,604,000)
Acquisition of business	0	(48,850,000)	0
Proceeds from disposal of long-term assets	7,066,000	9,000,000	0
Cash flows used in investing activities - net	(119,250,000)	(164,594,000)	(105,604,000)
Cash flows from financing activities
Proceeds from borrowings	0	36,017,000	425,000,000
Debt issuance costs paid	0	0	(6,683,000)
Principal paid	(9,790,000)	(15,073,000)	(355,022,000)
Interest paid	(29,099,000)	(27,695,000)	(27,688,000)
Borrowings cancellation costs paid	0	0	(12,315,000)
Lease payments	(4,855,000)	0	0
Repurchase of shares	(71,272,000)	(1,801,000)	0
Proceeds from cash calls from related parties	0	0	1,155,000
Dividends distribution to non-controlling interest	0	(8,089,000)	(479,000)
Cash distribution	(2,444,000)	0	0
Payments for transactions with non-controlling interest	(15,000,000)	(81,000,000)	0
Cash flows (used in) from financing activities - net	(132,460,000)	(97,641,000)	23,968,000
Net (decrease) increase in cash and cash equivalents	(16,281,000)	(6,029,000)	60,522,000
Cash and cash equivalents at January 1	127,727,000	134,755,000	73,563,000
Currency translation differences	(266,000)	(999,000)	670,000
Cash and cash equivalents at the end of the year	111,180,000	127,727,000	134,755,000
Ending Cash and cash equivalents are specified as follows:
Cash in bank and bank deposits	111,159,000	127,707,000	134,734,000
Cash in hand	21,000	20,000	21,000
Cash and cash equivalents	$ 111,180,000	$ 127,727,000	$ 134,755,000